Intangibles assets (Tables)	12 Months Ended
Apr. 30, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of Amortization for intangible assets with finite lives is provided over the following terms

Changes in the value of the intangible assets during the years ended April 30, 2025, 2024 and 2023 are as follows:

(in thousands)	Internally Generated Development Costs $	Intellectual Property $	Proprietary Processes $	Certifications $	Customer List $	Total $
Cost:
Balance, April 30, 2023	33	35,143	8,103	139	198	43,616
Impairments and disposals	—	(3,830)	(40)	—	(193)	(4,063)
Foreign exchange	—	(595)	(136)	(3)	(5)	(739)
Balance, April 30, 2024	33	30,718	7,927	136	—	38,814
Impairments and disposals	—	(21,184)	(156)	—	—	(21,340)
Foreign exchange	—	1,435	552	10	—	1,997
Balance, April 30, 2025	33	10,969	8,323	146	—	19,471

Accumulated Amortization:
Balance, April 30, 2023	14	4,775	7,633	137	132	12,691
Amortization	19	2,666	216	2	65	2,968
Disposals	—	—	—	—	(193)	(193)
Foreign exchange	—	(75)	(127)	(3)	(4)	(209)
Balance, April 30, 2024	33	7,366	7,722	136	—	15,257
Amortization	—	1,895	53	—	—	1,948
Foreign exchange	—	641	548	10	—	1,199
Balance, April 30, 2025	33	9,902	8,323	146	—	18,404

Net Book Value:
April 30, 2024	—	23,352	205	—	—	23,557
April 30, 2025	—	1,067	—	—	—	1,067